Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Conversion of convertible bonds into equity securities	$ (120.5)			$ (23.8)
Payments for acquisition of financial assets at FVTOCI	262,637.5	$ 9,353.2	$ 257,558.2	96,412.8
Additions of financial assets at FVTOCI	268,653.5		257,824.5	100,759.6
Disposal of financial assets at FVTOCI	269,011.8		229,525.1	90,545.1
Additions of property, plant and equipment	525,720.7		564,283.0	300,024.4
Exchange of assets	(1.1)		(3,287.1)
Changes in other financial assets	10.5		22.2	22.8
Proceeds from disposal of financial assets at FVTOCI	266,931.9		230,444.5	86,639.3
Changes in payables to contractors and equipment suppliers	(19,085.9)		(100,963.9)	13,979.9
Transferred to initial carrying amount of hedged items	20.3		(82.3)	22.2
Payments for acquisition of property, plant and equipment	507,238.7	18,064.1	460,422.2	315,581.9
Changes in account payable	404.6	14.4	5,860.1	4,540.6
Changes in accrued expenses and other current liabilities	(5,895.5)		(266.3)	(4,323.0)
Payments for acquisition of intangible assets	9,542.4	$ 339.8	9,329.9	7,100.3
Intangible assets [member]
Disclosure of detailed information about non-cash transaction [line items]
Additions of intangible assets	12,559.5		9,237.7	7,105.0
Changes in account payable	191.4		70.0	(27.5)
Changes in accrued expenses and other current liabilities	(3,219.0)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	(2,079.9)		919.4	(3,905.8)
Payments for acquisition of intangible assets	9,542.4		9,329.9	7,100.3
Property, plant and equipment [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	$ 584.7		$ 472.5	$ 1,555.4